MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

November 28, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
File Nos. 811-8108 and 333-179649

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Securities and Exchange Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 3 to the Form N-4 registration statement for certain variable annuity contracts (“Protective Variable Annuity”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add a prospectus supplement under the registration statement that describes an increase in the current fee for the Protective Income Manager rider, the closing of the SecurePay R72 rider and the introduction of a new SecurePay 6 rider that will be effective December 10, 2012.

Attached please find acceleration requests from the Company and the underwriter of the Protective Variable Annuity contracts requesting an effective date of December 10, 2012 for the Post-Effective Amendment.

If you have any questions or comments regarding this Post-Effective Amendment, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

cc:                                Elisabeth Bentzinger

Ashley Vroman-Lee